CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2018	$ 53,063	$ (2,821)	$ 8,005	$ 5,316	$ 17,716	$ 81,279
Balance (in shares) at Mar. 31, 2018	17,031,810
Balance (in shares) at Mar. 31, 2018		(1,146,571)
Exercise of stock options, shares
Net income (loss)					4,273	$ 4,273
Dividends ($0.1, $0.15 and $0.18 per share for March 31, 2019, March 31, 2020 and March 31, 2021 respectively)					(1,588)	(1,588)
Balance at Mar. 31, 2019	$ 53,063	$ (2,821)	8,005	5,316	20,401	$ 83,964
Balance (in shares) at Mar. 31, 2019	17,031,810
Balance (in shares) at Mar. 31, 2019		(1,146,571)				(1,146,571)
Exercise of stock options, value	$ 80		(16)			$ 64
Exercise of stock options, shares	30,000					30,000
Net income (loss)					(1,320)	$ (1,320)
Dividends ($0.1, $0.15 and $0.18 per share for March 31, 2019, March 31, 2020 and March 31, 2021 respectively)					(2,386)	(2,386)
Balance at Mar. 31, 2020	$ 53,143	$ (2,821)	7,989	5,316	16,695	$ 80,322
Balance (in shares) at Mar. 31, 2020	17,061,810
Balance (in shares) at Mar. 31, 2020		(1,146,571)				(1,146,571)
Exercise of stock options, shares
Net income (loss)					8,231	$ 8,231
Dividends ($0.1, $0.15 and $0.18 per share for March 31, 2019, March 31, 2020 and March 31, 2021 respectively)					(2,864)	(2,864)
Balance at Mar. 31, 2021	$ 53,143	$ (2,821)	$ 7,989	$ 5,316	$ 22,062	$ 85,689
Balance (in shares) at Mar. 31, 2021	17,061,810
Balance (in shares) at Mar. 31, 2021		(1,146,571)				(1,146,571)